Calvert
Flexible Bond Fund
March 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.9%

Security	Principal Amount (000's omitted)*		Value
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)		1,512	$ 1,412,798
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		1,005	1,007,093
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,116	1,001,778
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,019,342
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,187,043
Conn's Receivables Funding LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)		285	284,522
Series 2022-A, Class B, 9.52%, 12/15/26(1)		479	480,491
Series 2022-A, Class C, 0.00%, 12/15/26(1)		1,700	1,552,486
Series 2023-A, Class B, 10.00%, 1/17/28(1)		607	612,482
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	261,874
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		702	689,784
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		1,834	1,779,198
ExteNet LLC, Series 2019-1A, Class B, 4.14%, 7/25/49(1)		725	717,379
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)		655	577,813
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		1,029	911,931
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		903	877,093
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		2,700	2,732,555
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		75	72,421
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		532	480,331
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		402	385,222
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		975	574,015
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		90	77,689
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)		1,123	1,127,102
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		2,252	1,480,606
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		293	260,747
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		42	37,220
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		147	118,722
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,546	1,302,665
Series 2021-3A, Class D, 3.28%, 6/20/52(1)		615	486,552
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	589,508
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		773	687,642
Security	Principal Amount (000's omitted)*		Value
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		67	$ 62,255
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		623	580,688
Oportun Issuance Trust:
Series 2021-C, Class B, 2.67%, 10/8/31(1)		2,995	2,809,630
Series 2022-2, Class C, 9.36%, 10/9/29(1)		1,991	2,012,108
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		272	264,857
Series 2021-3, Class C, 3.27%, 5/15/29(1)		3,950	3,440,292
Series 2021-5, Class C, 3.93%, 8/15/29(1)		1,262	1,138,856
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)		336	328,385
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		517	469,759
Prodigy Finance, Series 2021-1A, Class C, 9.194%, (1 mo. SOFR + 3.864%), 7/25/51(1)(3)		303	307,642
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	986,957
Series 2023-1A, Class B, 5.75%, 9/15/48(1)		1,466	1,376,750
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		186	166,634
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		404	345,917
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,629	1,546,805
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,315	1,246,885
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		465	429,147
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,290	1,047,266
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		1,103	1,051,796
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		591	446,410
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,349	2,680,198
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		140	131,340
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)		154	153,827
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)		353	141,638
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)		168	167,096
Upstart Securitization Trust, Series 2020-3, Class C, 6.25%, 11/20/30(1)		857	856,412
Vantage Data Centers LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)		1,150	1,138,984
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		820	723,099
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		211	179,118
Series 2020-A, Class C, 6.657%, 3/15/45(1)		119	109,733

Calvert
Flexible Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	648	$ 680,083
Total Asset-Backed Securities (identified cost $56,587,383)		$ 51,806,671

Collateralized Mortgage Obligations — 8.6%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class M1B, 6.72%, (30-day SOFR Average + 1.40%), 9/25/31(1)(3)	$2,220	$ 2,216,210
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	861	783,406
Eagle Re Ltd., Series 2021-2, Class M1C, 8.77%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	861	879,885
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	78	79,961
Series 5402, Class BZ, 6.00%, 4/25/54	295	301,941
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 13.585%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	1,270	1,480,935
Series 2020-DNA6, Class B1, 8.32%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	275	296,987
Series 2020-HQA2, Class B1, 9.535%, (30-day SOFR Average + 4.214%), 3/25/50(1)(3)	569	643,606
Series 2021-DNA2, Class B1, 8.72%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	815	898,561
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.785%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	795	860,600
Series 2019-R02, Class 1B1, 9.585%, (30-day SOFR Average + 4.264%), 8/25/31(1)(3)	716	763,602
Series 2019-R03, Class 1B1, 9.535%, (30-day SOFR Average + 4.214%), 9/25/31(1)(3)	740	788,252
Series 2019-R05, Class 1B1, 9.535%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	995	1,046,767
Series 2019-R06, Class 2B1, 9.185%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	1,597	1,666,642
Series 2019-R07, Class 1B1, 8.835%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	1,490	1,553,063
Series 2020-R02, Class 2B1, 8.435%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	494	512,478
Series 2021-R01, Class 1B2, 11.32%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	2,288	2,438,000
Series 2021-R02, Class 2B1, 8.62%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	180	186,077
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	331	337,779
Series 2023-84, Class MW, 6.00%, 6/20/53	349	355,202
Series 2023-98, Class BW, 6.00%, 7/20/53	385	392,864
Series 2023-99, Class AL, 6.00%, 7/20/53	385	392,811
Series 2023-102, Class SG, 2.723%, (22.55% - 30-day SOFR Average x 3.727), 7/20/53(5)	549	526,459
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-133, Class S, 5.642%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	$1,130	$ 1,147,299
Series 2023-164, Class EL, 6.00%, 11/20/53	450	461,899
Series 2023-173, Class AX, 6.00%, 11/20/53	395	404,379
Series 2024-44, Class LM, 6.00%, 3/20/54	1,634	1,666,710
Series 2024-46, Class AL, 6.00%, 3/20/54	406	413,710
Home Re Ltd.:
Series 2018-1, Class M2, 8.444%, (1 mo. SOFR + 3.114%), 10/25/28(1)(3)	1,259	1,275,905
Series 2021-1, Class M2, 8.285%, (30-day SOFR Average + 2.964%), 7/25/33(1)(3)	1,295	1,301,461
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	475	483,720
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	485	494,704
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	440	447,095
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	870	870,204
PNMAC GMSR Issuer Trust:
2024 Participation, 11.08%, (30-day SOFR Average + 5.75%), 12/24/24(3)	327	330,026
Series 2021-FT1, Class A, 8.444%, (1 mo. SOFR + 3.115%), 3/25/26(1)(3)	500	506,294
Series 2022-FT1, Class A, 9.511%, (30-day SOFR Average + 4.19%), 6/25/27(1)(3)	501	508,328
Series 2024-GT1, Class A, 8.529%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	1,095	1,108,437
Radnor RE Ltd., Series 2021-2, Class M1A, 7.17%, (30-day SOFR Average + 1.85%), 11/25/31(1)(3)	75	74,648
Triangle Re Ltd., Series 2021-3, Class B1, 10.27%, (30-day SOFR Average + 4.95%), 2/25/34(1)(3)	977	1,003,826
Total Collateralized Mortgage Obligations (identified cost $30,906,606)		$31,900,733

Commercial Mortgage-Backed Securities — 6.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	$3,865	$ 1,372,233
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,555	327,163
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 7.09%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	2,362	2,330,374
CSMC Trust:
Series 2021-BPNY, Class A, 9.155%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)	1,202	1,078,698
Series 2022-CNTR, Class A, 9.27%, (1 mo. SOFR + 3.944%), 1/15/25(1)(3)	508	462,119
Extended Stay America Trust, Series 2021-ESH, Class D, 7.69%, (1 mo. SOFR + 2.364%), 7/15/38(1)(3)	2,793	2,793,048

Calvert
Flexible Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.685%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)	$1,524	$ 1,504,415
Series 2020-01, Class M10, 9.185%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	2,244	2,225,642
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	663	692,611
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	85,802
KSL Commercial Mortgage Trust, Series 2023-HT, Class C, 8.764%, (1 mo. SOFR + 3.439%), 12/15/36(1)(3)	1,259	1,264,645
Med Trust:
Series 2021-MDLN, Class E, 8.59%, (1 mo. SOFR + 3.264%), 11/15/38(1)(3)	980	978,916
Series 2021-MDLN, Class F, 9.44%, (1 mo. SOFR + 4.114%), 11/15/38(1)(3)	1,000	1,001,267
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36(1)(3)(6)	2,736	2,693,468
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36(1)(3)(6)	960	935,599
ORL Trust, Series 2023-GLKS, Class A, 7.676%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	615	619,612
VMC Finance LLC, Series 2021-HT1, Class B, 9.941%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	3,728	3,555,839
Total Commercial Mortgage-Backed Securities (identified cost $27,888,035)		$23,921,451

Corporate Bonds — 37.7%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.6%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	880	$ 851,572
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	670	714,532
South32 Treasury Ltd., 4.35%, 4/14/32(1)	744	671,908
		$ 2,238,012
Communications — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,493	$ 2,322,379
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	1,478	1,095,003
5.125%, 7/1/49	690	535,220
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	740	698,101
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	1,579	1,548,928
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	725	681,129
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	410	313,999
Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
SES SA, 5.30%, 4/4/43(1)	245	$ 182,334
Sprint LLC, 7.125%, 6/15/24	2,184	2,189,106
		$ 9,566,199
Consumer, Cyclical — 3.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	600	$ 596,289
Brunswick Corp., 5.85%, 3/18/29(7)	1,337	1,352,258
Ford Motor Co., 4.75%, 1/15/43	728	605,224
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	675	669,155
7.122%, 11/7/33	605	651,385
7.20%, 6/10/30	818	868,755
7.35%, 3/6/30	1,774	1,892,509
Hyundai Capital America:
5.70%, 6/26/30(1)	658	671,066
6.20%, 9/21/30(1)	325	339,262
Lithia Motors, Inc., 4.375%, 1/15/31(1)	1,022	916,317
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	725	679,478
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	800	718,193
Tapestry, Inc.:
7.00%, 11/27/26	481	495,778
7.35%, 11/27/28	1,341	1,413,811
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	2,404	1,996,872
		$13,866,352
Consumer, Non-cyclical — 2.9%
AbbVie, Inc.:
5.35%, 3/15/44	118	$120,398
5.50%, 3/15/64	926	953,089
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	514	479,656
5.95%, 10/15/33(1)	1,455	1,472,110
Bristol-Myers Squibb Co.:
5.55%, 2/22/54	658	677,261
5.65%, 2/22/64	987	1,016,310
Centene Corp.:
2.50%, 3/1/31	543	447,097
3.375%, 2/15/30	669	592,447
4.25%, 12/15/27	897	855,944
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)(7)	799	762,031
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	687	539,392
5.20%, 4/1/29(1)	595	573,420
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)	760	732,539
UnitedHealth Group, Inc., 5.375%, 4/15/54	983	1,000,506
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(7)	710	694,548
		$10,916,748

Calvert
Flexible Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Diversified — 0.3%
Inversiones La Construccion SA, 4.75%, 2/7/32(8)		1,373	$ 1,173,915
			$ 1,173,915
Energy — 0.8%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(9)		1,134	$ 494,214
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		676	676,415
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)		423	434,258
6.95%, 3/5/54(1)		275	283,285
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		1,095	1,004,613
			$2,892,785
Financial — 23.1%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(10)		700	$712,284
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(10)		173	171,894
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(10)		645	647,067
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)		925	912,090
Ally Financial, Inc.:
2.20%, 11/2/28		1,509	1,294,397
4.70% to 5/15/26(10)(11)		2,200	1,893,013
6.848% to 1/3/29, 1/3/30(10)		216	222,480
American Assets Trust LP, 3.375%, 2/1/31		1,010	824,294
American National Group LLC, 6.144%, 6/13/32(1)		1,140	1,078,827
Antares Holdings LP, 6.50%, 2/8/29(1)		990	983,913
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(8)(10)	EUR	930	1,160,680
Aviation Capital Group LLC, 6.25%, 4/15/28(1)		2,136	2,181,694
Banco Santander SA:
6.35%, 3/14/34		1,800	1,802,584
9.625% to 11/21/28(10)(11)		1,000	1,069,930
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(8)(10)		942	931,247
Bank of America Corp., 5.468% to 1/23/34, 1/23/35(10)		3,653	3,678,195
Bank of Nova Scotia:
4.90% to 6/4/25(10)(11)		1,218	1,201,585
8.00% to 1/27/29, 1/27/84(10)		1,355	1,382,206
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(1)(10)		1,538	1,430,324
8.125% to 1/8/34, 1/8/39(1)(10)		1,146	1,188,054
8.45% to 6/29/33, 6/29/38(1)(10)		722	762,874
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)(7)		1,340	1,347,064
Blue Owl Credit Income Corp., 6.65%, 3/15/31(1)		1,300	1,269,916
BNP Paribas SA, 7.75% to 8/16/29(1)(10)(11)		2,358	2,419,740
Broadstone Net Lease LLC, 2.60%, 9/15/31		305	241,612
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(10)		1,105	1,181,886
CI Financial Corp.:
3.20%, 12/17/30		1,140	934,713
4.10%, 6/15/51		2,137	1,336,593
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Citigroup, Inc., 4.00% to 12/10/25(10)(11)	659	$ 633,461
COPT Defense Properties LP, 2.90%, 12/1/33	1,055	827,903
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(10)	1,699	1,728,112
Discover Bank, 5.974%, 8/9/28	971	966,841
EPR Properties:
3.60%, 11/15/31	770	644,081
3.75%, 8/15/29	1,903	1,682,483
4.95%, 4/15/28	976	929,702
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	3,184	2,639,248
6.75%, 3/15/54(1)	2,010	2,063,762
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	3,500	3,653,825
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(10)	1,194	1,270,828
Intesa Sanpaolo SpA:
7.778% to 6/20/53, 6/20/54(1)(10)	800	853,902
8.248% to 11/21/32, 11/21/33(1)(10)	1,524	1,703,037
KeyBank NA:
4.15%, 8/8/25	1,055	1,025,854
5.85%, 11/15/27	1,428	1,416,929
Kite Realty Group LP, 5.50%, 3/1/34	670	666,022
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	1,962	1,775,937
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	70	64,399
6.75%, 11/17/28	710	743,942
Newmark Group, Inc., 7.50%, 1/12/29(1)	1,692	1,741,630
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	1,685	1,788,784
Radian Group, Inc., 6.20%, 5/15/29	841	854,061
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,627	1,418,995
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(10)	1,040	1,036,147
6.066% to 1/19/34, 1/19/35(1)(10)	822	827,476
8.50% to 3/25/34(1)(10)(11)	2,645	2,638,387
Synchrony Bank, 5.40%, 8/22/25	650	644,256
Synchrony Financial, 4.875%, 6/13/25	292	287,738
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)	729	626,907
5.625%, 2/15/28	1,199	1,165,029
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	981	847,059
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)	2,420	2,544,274
TPG Operating Group II LP, 5.875%, 3/5/34	1,695	1,719,869
Truist Financial Corp., 5.10% to 3/1/30(10)(11)	868	811,788
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(10)	2,392	2,416,282
UBS Group AG:
4.375% to 2/10/31(1)(10)(11)	534	440,455
6.442% to 8/11/27, 8/11/28(1)(10)	875	901,200
9.25% to 11/13/28(1)(10)(11)	1,470	1,596,383

Calvert
Flexible Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)		732	$ 688,083
5.861% to 6/19/27, 6/19/32(1)(10)		1,386	1,354,115
			$ 85,900,342
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	26,700	$ 1,571,220
			$ 1,571,220
Industrial — 0.8%
BAE Systems PLC, 5.30%, 3/26/34(1)		497	$499,680
Seaspan Corp., 5.50%, 8/1/29(1)		773	675,143
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)(12)		850	862,205
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)		876	864,491
			$2,901,519
Technology — 2.2%
Concentrix Corp., 6.60%, 8/2/28		2,584	$2,615,060
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)		1,305	1,308,416
Kyndryl Holdings, Inc.:
2.70%, 10/15/28		1,930	1,710,168
3.15%, 10/15/31		1,982	1,668,737
Seagate HDD Cayman, 5.75%, 12/1/34		979	958,505
			$8,260,886
Utilities — 0.3%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		401	$337,463
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		910	849,121
			$1,186,584
Total Corporate Bonds (identified cost $140,197,615)			$140,474,562

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(13)(14)	$500	$ 493,145
Total High Social Impact Investments (identified cost $500,000)		$ 493,145

Mutual Funds — 3.0%

Security	Shares	Value
Fixed-Income Mutual Funds — 3.0%
Calvert Floating-Rate Advantage Fund, Class R6(15)	1,238,353	$ 11,145,180
Total Mutual Funds (identified cost $11,145,385)		$ 11,145,180

Preferred Stocks — 0.4%

Security	Shares	Value
Real Estate Management & Development — 0.3%
Brookfield Property Partners LP, Series A, 5.75%	77,941	$ 994,527
		$ 994,527
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp.:
5.50%	12,947	$ 233,305
6.25%	17,000	328,440
		$ 561,745
Total Preferred Stocks (identified cost $2,721,000)		$ 1,556,272

Senior Floating-Rate Loans — 0.1%(16)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 7.793%, (SOFR + 2.35%), 4/15/29	$212	$ 155,271
Term Loan, 7.793%, (SOFR + 2.35%), 4/15/30	211	155,271
Total Senior Floating-Rate Loans (identified cost $310,541)		$ 310,542

U.S. Government Agency Mortgage-Backed Securities — 11.8%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(17)	$3,200	$ 2,964,250
4.50%, 30-Year, TBA(17)	15,941	15,184,426
5.00%, 30-Year, TBA(17)	26,491	25,863,908
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $44,234,217)		$ 44,012,584

Calvert
Flexible Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 6.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 3.375%, 8/15/42	$1,143	$ 987,646
U.S. Treasury Notes:
0.375%, 12/31/25	5,920	5,491,725
2.75%, 4/30/27	1,000	952,500
3.625%, 5/15/26	360	352,913
3.625%, 5/31/28	2,740	2,670,911
3.875%, 3/31/25	2,400	2,373,022
4.375%, 11/30/28	3,275	3,292,846
4.375%, 11/30/30	1,025	1,033,668
4.50%, 11/15/25	1,384	1,377,999
4.50%, 11/15/33	420	429,417
4.625%, 9/15/26	657	658,540
4.875%, 11/30/25	3,025	3,029,845
4.875%, 10/31/28	2,500	2,563,184
Total U.S. Treasury Obligations (identified cost $25,525,213)		$25,214,216

Short-Term Investments — 21.9%
Affiliated Fund — 7.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(18)	25,992,452	$ 25,992,452
Total Affiliated Fund (identified cost $25,992,452)		$ 25,992,452
Securities Lending Collateral — 8.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(19)	33,303,328	$ 33,303,328
Total Securities Lending Collateral (identified cost $33,303,328)		$ 33,303,328

U.S. Treasury Obligations — 6.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 6/13/24	$22,765	$ 22,524,471
Total U.S. Treasury Obligations (identified cost $22,531,248)		$ 22,524,471
Total Short-Term Investments (identified cost $81,827,028)		$ 81,820,251
Total Investments — 110.7% (identified cost $421,843,023)		$412,655,607

Other Assets, Less Liabilities — (10.7)%	$(40,012,711)
Net Assets — 100.0%	$372,642,896

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $172,227,159 or 46.2% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2024.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2024.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $33,643,308 and the total market value of the collateral received by the Fund was $34,762,936, comprised of cash of $33,303,328 and U.S. government and/or agencies securities of $1,459,608.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $3,265,842 or 0.9% of the Fund's net assets.
(9)	Issuer is in default with respect to interest and/or principal payments.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	When-issued security.
(13)	May be deemed to be an affiliated company.

Calvert
Flexible Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

(14)	Restricted security. Total market value of restricted securities amounts to $493,145, which represents 0.1% of the net assets of the Fund as of March 31, 2024.
(15)	Affiliated fund.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(19)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	11,351,441	USD	2,263,091	Citibank, N.A.	4/30/24	$ —	$(6,166)
JPY	275,000,000	USD	1,874,134	Citibank, N.A.	4/30/24	—	(49,739)
USD	2,066,792	CAD	2,791,745	State Street Bank and Trust Company	4/30/24	4,906	—
USD	1,060,819	EUR	983,953	Credit Agricole Corporate and Investment Bank	4/30/24	—	(1,867)
						$4,906	$(57,772)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	232	Long	6/28/24	$47,440,375	$(21,113)
U.S. 5-Year Treasury Note	166	Long	6/28/24	17,764,594	11,936
U.S. Long Treasury Bond	29	Long	6/18/24	3,492,688	64,088
U.S. 10-Year Treasury Note	(3)	Short	6/18/24	(332,391)	2,901
U.S. Ultra 10-Year Treasury Note	(231)	Short	6/18/24	(26,474,766)	(252,877)
U.S. Ultra-Long Treasury Bond	(65)	Short	6/18/24	(8,385,000)	(139,244)
					$(334,309)

Calvert
Flexible Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$500,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen
MXN	– Mexican Peso
USD	– United States Dollar
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: During the fiscal year to date ended March 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Foreign Exchange Risk: During the fiscal year to date ended March 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $41,259,844, which represents 11.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR+2.692%), 5/15/36	$2,543,948	$ 111,945	$ —	$ —	$37,187	$ 2,693,468	$ 54,568	$ 2,736,000
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR+3.642%), 5/15/36	922,057	—	—	—	13,542	935,599	21,793	960,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	498,860	—	—	—	(5,715)	493,145	6,250	500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	699,799	10,430,000	—	—	15,381	11,145,180	87,594	1,238,353
Short-Term Investments
Liquidity Fund, Institutional Class(2)	5,180,055	64,727,949	(43,915,552)	—	—	25,992,452	208,148	25,992,452
Total				$ —	$60,395	$41,259,844	$378,353

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Flexible Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$51,806,671	$ —	$51,806,671
Collateralized Mortgage Obligations	—	31,900,733	—	31,900,733
Commercial Mortgage-Backed Securities	—	23,921,451	—	23,921,451
Corporate Bonds	—	140,474,562	—	140,474,562
High Social Impact Investments	—	493,145	—	493,145
Mutual Funds	11,145,180	—	—	11,145,180
Preferred Stocks	1,556,272	—	—	1,556,272
Senior Floating-Rate Loans	—	310,542	—	310,542
U.S. Government Agency Mortgage-Backed Securities	—	44,012,584	—	44,012,584
U.S. Treasury Obligations	—	25,214,216	—	25,214,216
Short-Term Investments:
Affiliated Fund	25,992,452	—	—	25,992,452
Securities Lending Collateral	33,303,328	—	—	33,303,328
U.S. Treasury Obligations	—	22,524,471	—	22,524,471
Total Investments	$71,997,232	$340,658,375	$ —	$412,655,607
Forward Foreign Currency Exchange Contracts	$ —	$4,906	$ —	$4,906
Futures Contracts	78,925	—	—	78,925
Total	$72,076,157	$340,663,281	$ —	$412,739,438
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(57,772)	$ —	$(57,772)
Futures Contracts	(413,234)	—	—	(413,234)
Total	$(413,234)	$(57,772)	$ —	$(471,006)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.